INTANGIBLE ASSETS, NET (Details Narrative) - Seamless Group Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Amortization	$ 1,587,906	$ 1,984,831
Cost of revenue and general and administrative expenses	$ 1,612,937	$ 1,540,557